EMPLOYEE AND DIRECTOR INCENTIVE PLANS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
NONVESTED RESTRICTED STOCK SHARES ACTIVITY
The following table presents the restricted share activity for the year ended March 31, 2021 (in thousands, except price per share):

Restricted Stock Units	Number of Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2020	1,197	$7.31
Granted	37	$11.65
Forfeited/Canceled	95	$11.65
Vested	0	$—
Outstanding at March 31, 2021	1,139	$7.09
Vested at March 31, 2021	—	—

The following table presents the restricted share activity for the year ended December 31, 2020 (in thousands, except price per share):

Restricted Stock Units	Number of Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2020	—	$0
Granted	1,245	$7.31
Forfeited/Canceled	48	$7.31
Vested	—	$0
Outstanding at December 31, 2020	1,197	$7.31
Vested at December 31, 2020	—	—
Exercisable at December 31, 2020	—	—

SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS
The following is the weighted average of the assumptions used in calculating the fair value of the total stock options granted in 2020 using the Black-Scholes method:

Fair market value	$3.28
Risk-free rate	0.5%
Dividend yield	—%
Expected volatility	49.3%
Expected term (in years)	5.8 years

The following is the weighted average of the assumptions used in calculating the fair value of the total stock options granted in 2020 using the Black-Scholes method:

Fair market value	$3.34
Risk-free rate	0.4%
Dividend yield	—%
Expected volatility	49.4%
Expected term (in years)	5.9 years

SHARE-BASED PAYMENT ARRANGEMENT, OPTION, ACTIVITY
The following table presents the stock option activity for the quarter ended March 31, 2021 (in thousands, except price per share):

Stock Options	Number of Stock Options	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (in Years)	Total Intrinsic Value of Restricted Stock Vested
Outstanding at January 1, 2021	551	$3.34	5.8 years	$—
Granted	27	$5.27	5.8 years	$—
Exercised	—	$—	—	$—
Forfeited/expired	(44)	$5.27	—	$—
Outstanding at March 31, 2021	534	$3.28	5.8 years	$—
Vested at March 31, 202	—	—	—	—
Exercisable at March 31, 2021	—	—	—	—

The following table presents the stock option activity for the year ended December 31, 2020 (in thousands, except price per share):

Stock Options	Number of Stock Options	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (in Years)	Total Intrinsic Value of Restricted Stock Vested
Outstanding at January 1, 2020	—	$—	—	$—
Granted	574	$3.34	5.9 years	$—
Exercised	—	$—	—	$—
Forfeited/expired	23	$—	—	$—
Outstanding at December 31, 2020	551	$3.34	5.9 years	$—
Vested at December 31, 2020	—	—	—	—
Exercisable at December 31, 2020	—	—	—	—

SCHEDULE OF NONVESTED SHARE ACTIVITY
The following table presents non-vested shares for the quarter ended March 31, 2021 (in thousands, except price per share):

Non-vested Shares	Shares (000)	Weighted-Average Grant Date Fair Value
Non-vested at January 1, 2021	1,748	$7.31
Granted	64	$8.96
Vested	—	$—
Forfeited	(139)	$9.62
Non-vested at March 31, 2021	1,673	$5.88

The following table presents non-vested shares for the year ended December 31, 2020 (in thousands, except price per share):

Non-vested Shares	Shares (000)	Weighted-Average Grant Date Fair Value
Non-vested at January 1, 2020	—	$0
Granted	1,819	$7.31
Vested	—	$0
Forfeited	71	$7.31
Non-vested at December 31, 2020	1,748	$7.31